24. Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Financial Statements

The condensed financial statements below relate to Highlands Bankshares, Inc., as of December 31, 2013 and 2012 and for the years then ended. Equity in undistributed earnings of subsidiary includes the change in unrealized gains or losses on securities, net of tax.

CONDENSED BALANCE SHEETS
	2013	2012
ASSETS
Cash	$ 178	$ 178
Capital securities repurchased	600	600
Other investments	102	102
Equity in subsidiary	40,487	37,209
Other assets	460	711

Total Assets	$ 41,827	$ 38,800

LIABILITIES AND STOCKHOLDERS’ EQUITY
Interest, taxes and other liabilities	$ 1,636	$ 1,028
Other short term borrowings	3,450	103
Long Term Debt	-	3,447
Capital securities	3,750	3,750
Total Liabilities	8,836	8,328

STOCKHOLDERS’ EQUITY	32,991	30,472
Total Liabilities and Stockholders’ Equity	$ 41,827	$ 38,800

CONDENSED STATEMENTS OF INCOME
	2013	2012

Dividends from subsidiary	$ -	$ -
Interest and dividend income	100	59
Other income	-	-
Interest expense	(850)	(604)
Operating expense	(8)	(9)
	(758)	(554)

Income tax benefit	257	189
Equity in undistributed earnings of subsidiary	1,983	2,387

Net income	$ 1,482	$ 2,022

CONDENSED STATEMENTS OF CASH FLOWS
	2013	2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,482	$ 2,022
Adjustments to reconcile net income to net cash Provided by operating activities:
Depreciation and amortization	5	5
Equity in undistributed earnings of subsidiary	(1,983)	(2,387)
Increase in other assets	(12)	104
Increase (decrease) in other liabilities	608	348

Net cash provided by operating activities	100	92

CASH FLOWS FROM INVESTING ACTIVITIES:
(Purchase) sale of other investments	-	-
Net (increase) decrease in loans	-	-
Premises and equipment expenditures	-	-
Capital contributed to subsidiary bank	-	-

Net cash provided by (used in) investing activities	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Short Term Borrowings	3,347	6
Decrease in Long Term Debt	(3,447)	(98)

Net cash (used in) provided by financing activities	(100)	(92)

Net increase (decrease) in cash and cash equivalents	-	-

CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	178	178

CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 178	$ 178